INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Federal net operating loss carryforwards excluding indefinite life		$ 8,403,000
Operating loss carryforward limitation		Federal Net Operating Loss Carry forwards, of which $1.3 million will begin to expire beginning 2031
Income tax description		$7.1 million will not expire but are limited to use of 80% of current year taxable income
State net operating loss carry forwards		$ 2,722,000
Change in valuation of allowance		$ 742,884	$ 1,533,006
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.00%	0.40%	0.00%
Income Tax Expense (Benefit)	$ 0
CARES Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income Tax Examination, Description		Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period. Such limitation of the net operating losses may have occurred, but we have not analyzed it at this time as the deferred tax asset is fully reserved. On March 27, 2020, the US government signed the Coronavirus Aid, Relief and Economic Security (CARES) Act into law, a $2 trillion relief package to provide support to individuals, businesses and government organizations during the COVID-19 pandemic